RULE 497 FILING

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Cambria Global Income and Currency Strategies ETF (the “Fund”), a series of Cambria ETF Trust. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on May 14, 2013 (Accession Number: 0001144204-13-028849), which is incorporated herein by reference.